Other Operating Income (Expense) - Schedule of Other Operating Income (Expense) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses [Abstract]
Settlement pricing adjustments (Note 28(b))	CAD 190	CAD 153
Share-based compensation	(125)	(171)
Environmental and care and maintenance costs	(186)	(144)
Social responsibility and donations	(7)	(25)
Gain on sale of assets	35	62
Commodity derivatives (Note 28(b) and Note 28(c))	12	32
Restructuring	(11)	(8)
Take or pay contract costs	(81)	(48)
Break fee in respect of Waneta Dam sale (Note 12)	(28)
Other	(29)	(48)
Other operating income (expense)	CAD (230)	CAD (197)